ORGANIZATION AND NATURE OF OPERATIONS (Narrative) (Details)	1 Months Ended	3 Months Ended						12 Months Ended
	Oct. 31, 2016 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Equity Method Investment, Amount Sold								¥ 58,854,599			¥ 996,420,932
Proceeds from Sale of Equity Method Investments												¥ 28,634	$ 4,383
Revenues								25,042,613,341	$ 3,642,297,046			26,472,943,454		¥ 21,400,638,092
Cost of Revenue								21,528,868,419	3,131,244,043			¥ 23,481,375,053		17,531,299,173
Sale Of Projects [Member] | ASC 606 [Member]
Business Acquisition [Line Items]
Revenues		¥ 93,451,309
Cost of Revenue		¥ 69,133,413
Jinko Solar South Africa [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability								1
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal								¥ 20,000
Wide Wealth Hong Kong [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	55.00%			45.00%	45.00%							45.00%	45.00%
Zhejiang Jinko Financial Leasing [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net						¥ 15,200,000	$ 2,200,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries						¥ 183,000,000	26,400,000
Proceeds from Sale of Equity Method Investments												¥ 13,100,000	$ 2,000,000
Jiangxi Jinko Engineering [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	55.00%							55.00%
Equity Method Investment, Amount Sold | $	$ 250,000,000						250,000,000
Jiangxi Jinko Engineering [Member] | Wide Wealth Hong Kong [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage								45.00%
Equity Method Investment, Amount Sold | $							$ 225,000,000		$ 225,000,000				$ 225,000,000
Jinkosolar International Development Limited [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net														100,000	$ 20,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries														¥ 2,400,000	$ 400,000
Proceeds from Sale of Equity Method Investments				¥ 1,300	$ 200
Gain (Loss) on Sale of Equity Investments				154,800	23,800
JinkoSolar International Development Limited Lotapera, S.L. [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net				102,300	15,700
Proceeds from Divestiture of Interest in Consolidated Subsidiaries				¥ 27,300	$ 4,200
Poyang Luohong [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage								51.00%
Payments to Acquire Equity Method Investments								¥ 98,000,000
Hirasawa Power [Member]
Business Acquisition [Line Items]
Equity Method Investment, Amount Sold | $			$ 996,420,932
Tirli [Member]
Business Acquisition [Line Items]
Proceeds from Sale of Equity Method Investments			2,636,291							€ 2,636,291
Equity Method Investment, Realized Gain (Loss) on Disposal			$ 9,425,365					¥ 9,425,366